DEFERRED CONSIDERATION	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED CONSIDERATION	DEFERRED CONSIDERATION
As of December 31, 2024, deferred consideration related to contractual obligations resulting from acquisitions of intangible assets from third parties consisted of (i) the present value of $7,325 of the fixed consideration payable related to the acquisition of the Freebets.com Assets, and (ii) the consideration that was initially contingent upon the revenue performance of the assets, which became fixed at $3,652 as of December 31, 2024 because the performance period elapsed and, as a result, the liability was presented as deferred consideration. The deferred consideration related to the Freebets.com Assets was settled on April 1, 2025. In addition, as of December 31, 2024, $300 related to the Group’s 2022 acquisition of RotoWire, which was settled in March 2025.